Average Annual Total Returns - Class R - BlackRock GNMA Portfolio - Investor A Shares	Jan. 28, 2021
Average Annual Return:
1 Year	(0.23%)
5 Years	1.67%
10 Years	2.21%
After Taxes on Distributions
Average Annual Return:
1 Year	(1.41%)
5 Years	0.40%
10 Years	0.92%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.15%)
5 Years	0.71%
10 Years	1.14%